Intangibles Assets (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangibles Assets (Details) [Line Items]
Amortization expense	$ 100	$ 100	$ 500	$ 500
Fully amortized from intangible assets			$ 738
Intangible Assets [Member]
Intangibles Assets (Details) [Line Items]
Fully amortized from intangible assets	$ 900